Going Concern (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2015
Going Concern
Net losses	$ (33,079)	$ (13,742)	$ (46,821)